CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Sep. 12, 2022	Jul. 22, 2022	Jul. 22, 2022	Feb. 28, 2022	Feb. 17, 2022	Jun. 30, 2021	Nov. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 29, 2022	Jul. 31, 2022	Sep. 30, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Proceeds from Convertible Debt									$ 27,585,450
Warrant purchase	2,726,022
Warrants and Rights Outstanding									$ 96,478
Common stock par value								$ 0.001	$ 0.001			$ 0.001
Repayments of Convertible Debt									$ 2,503,300
Warrants term										5 years
Warrant exercise purchase	6,572,773	2,714,351	2,714,351							2,514,331
Warrant exercise price per share										$ 19.50
Reverse stock split				1-for-300 reverse stock split.	1:300 reverse split
Issued shares		6,896,903				150,000,000		8,500
Debt convertible notes in principal amount		$ 37,714,966	$ 37,714,966								$ 37,714,966
Accrued interest payable		1,470,884	1,470,884
Convertible notes payable		$ 2,625,378	$ 2,625,378
Liquidated damages	$ 2,726,022					$ 12,000,000
Common stock price per share	$ 5.50	$ 7.52	$ 7.52					$ 0.88
Deemed dividend	$ 462,556		$ 21,115,910
Issuance of expenses new warrants								$ 34,079,230	10,561,789
Amortization of debt discount premium								31,255,497
Convertible notes payable									6,459,469
Convertible Notes [Member]
Short-Term Debt [Line Items]
Accrued interest payable								0	192,191
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, unamortized discount (premium), net								$ 0	$ 31,255,497
Maximum [Member]
Short-Term Debt [Line Items]
Warrant exercise price per share	$ 7.52	19.50	$ 19.50							7.52
Minimum [Member]
Short-Term Debt [Line Items]
Warrant exercise price per share	$ 5.50	$ 7.52	$ 7.52							$ 5.50
Warrant [Member]
Short-Term Debt [Line Items]
Warrant exercise price per share								$ 5.61	$ 19.77				$ 0.327
Issuance of expenses new warrants	$ 7,408,681
Additional Warrants [Member]
Short-Term Debt [Line Items]
Warrant exercise purchase	6,512,773
Secured Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt							$ 37,714,966
Long-term Debt, Gross							27,585,450
Debt exisiting value							$ 4,762,838
Warrant purchase							2,514,331
Warrants and Rights Outstanding							$ 36,516,852
Effective percentage							6.00%
Stated percentage							6.00%
Debt maturity date							May 30, 2022
Common stock par value							$ 0.001
Debt Instrument, Convertible, Conversion Price							$ 15.00
Secured Convertible Notes Payable [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrant purchase							200,000
Warrants and Rights Outstanding							$ 2,904,697
Repayments of Convertible Debt							$ 2,200,000